Trade Receivables, Net (Tables)	6 Months Ended
Dec. 31, 2025
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net
	December 31, 2025	June 30, 2025
	RM	RM

Trade receivables
- Third parties	-	41,820,000

Impairment allowance
Balance as of July 1, 2025	-	(94,000)
Reversal	-	(94,000)
Balance as of December 31, 2025 / June 30, 2025	-	-

Net balance	-	41,820,000

Schedule of Trade Receivables and Aging Analysis	Trade receivables and aging analysis of the Group are as follows:
IOT segment – third parties
RM
December 31, 2025

Current	-

Less: impairment allowance	-
Total	-

June 30, 2025

Current	41,820,000

Less: impairment allowance	-
Total	41,820,000